LONG-TERM DEBT AND FINANCE LEASE OBLIGATIONS - Narrative (Details) - USD ($)					9 Months Ended		12 Months Ended
	Nov. 22, 2019	Aug. 15, 2019	May 24, 2019	Nov. 16, 2018	Nov. 30, 2019	Dec. 01, 2018	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
Debt Instrument [Line Items]
Unamortized debt discounts					$ 78,300,000		$ 197,000,000.0	$ 249,600,000
Deferred financing costs					$ 62,800,000		$ 65,200,000	79,700,000
Debt covenant - maximum cumulative distributions limit as a percentage of total assets					4.00%		4.00%
Book value of debt					$ 8,749,200,000		$ 10,586,400,000
Amount of debt repurchase amount					3,300,800,000	$ 2,113,800,000	3,082,300,000	870,600,000	$ 2,832,700,000
Interest expense on debt							698,300,000	701,500,000	764,300,000
Loss on debt extinguishment					(65,800,000)	$ (9,500,000)	(8,700,000)	4,700,000	$ (111,700,000)
Outstanding balance on letters of credit					$ 95,200,000		143,000,000.0	205,600,000
Term loan | Secured debt
Debt Instrument [Line Items]
Repayment of aggregate principal amount outstanding	$ 742,500,000	$ 1,570,600,000
Cash on hand and proceeds from issuance		864,000,000
Write-off of financing costs	5,100,000
Write-off of original issue discount	14,300,000
Term loan due 2025 and 2026 | Secured debt
Debt Instrument [Line Items]
Unamortized debt discounts		15,500,000
Face amount of debt instrument		3,100,000,000.0
Expensed financing costs		4,200,000
Capitalized financing costs		4,400,000
Write-off of financing costs		15,500,000
Write-off of original issue discount		$ 13,300,000
Annual principal payment percentage		1.00%
Term loan due 2025 and 2026 | Secured debt | Base Rate
Debt Instrument [Line Items]
Variable rate		1.75%
Term loan due 2025 and 2026 | Secured debt | LIBOR
Debt Instrument [Line Items]
Variable rate		2.75%
Variable rate, floor		0.75%
Term loan due 2025 | Secured debt
Debt Instrument [Line Items]
Face amount of debt instrument		$ 1,500,000,000.0
Term loan due 2026 | Secured debt
Debt Instrument [Line Items]
Face amount of debt instrument		1,600,000,000.0
Senior Unsecured Notes, due 2028, interest rate of 5.875% | Senior notes
Debt Instrument [Line Items]
Face amount of debt instrument		$ 750,000,000.0
Stated interest rate percentage		5.875%			5.875%
Senior Unsecured Notes, Maturity 2027 | Senior notes
Debt Instrument [Line Items]
Face amount of debt instrument	$ 750,000,000.0
Stated interest rate percentage	4.625%				4.625%
Safeway Notes, Maturity 2020 to 2031 | Notes payable
Debt Instrument [Line Items]
Par value of debt repurchased			$ 34,100,000
Book value of debt			33,300,000
Amount of debt repurchase amount			32,600,000
Interest expense on debt			700,000
Loss on debt extinguishment			500,000
NALP Notes Tender | Notes payable
Debt Instrument [Line Items]
Par value of debt repurchased			402,900,000
Book value of debt			363,700,000
Amount of debt repurchase amount			382,700,000
Interest expense on debt			8,200,000
Loss on debt extinguishment			$ 19,100,000
NALP Notes Repurchase | Notes payable
Debt Instrument [Line Items]
Par value of debt repurchased					$ 553,900,000
Book value of debt					502,000,000.0
Amount of debt repurchase amount					547,500,000
Interest expense on debt					11,300,000
Loss on debt extinguishment					$ 46,200,000
Asset-Based Loan Facility
Debt Instrument [Line Items]
Stated interest rate percentage					5.00%
Asset-Based Loan Facility | Line of credit
Debt Instrument [Line Items]
Capitalized financing costs				$ 13,500,000
Outstanding balance on line of credit					$ 18,000,000.0		0	$ 0
LOC Sub-facility
Debt Instrument [Line Items]
Outstanding balance on letters of credit					459,800,000		520,800,000
Maximum [Member]
Debt Instrument [Line Items]
Debt covenant - maximum cumulative distributions limit					$ 1,000,000,000.0		$ 1,000,000,000.0
Maximum [Member] | Term loan due 2025 and 2026 | Secured debt
Debt Instrument [Line Items]
Stated interest rate percentage					5.69%		5.69%
Maximum [Member] | Asset-Based Loan Facility | Line of credit
Debt Instrument [Line Items]
Variable rate				1.75%